CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
General and administrative expenses	$ 908,357	$ 1,293,488
Loss from operations	(908,357)	(1,293,488)
Other income (expense)
Interest earned on marketable securities held in Trust Account	343,491	2,641,366
Change in fair value of due to non-redeeming stockholders	8,811	(471,189)
Total other income, net	352,302	2,170,177
(Loss) Income before provision for income taxes	(556,055)	876,689
Provision for income taxes	(90,037)	(719,832)
Net (loss) income	$ (646,092)	$ 156,857
Common Stock Subject To Possible Redemption [Member]
Other income (expense)
Basic weighted average shares outstanding	2,510,512	7,482,720
Diluted weighted average shares outstanding	2,510,512	7,482,720
Basic net (loss) income per share	$ (0.07)	$ 0.13
Diluted net (loss) income per share	$ (0.07)	$ 0.13
Common Stock Not Subject To Redemption [Member]
Other income (expense)
Basic weighted average shares outstanding	3,336,500	3,336,500
Diluted weighted average shares outstanding	3,336,500	3,336,500
Basic net (loss) income per share	$ (0.14)	$ (0.24)
Diluted net (loss) income per share	$ (0.14)	$ (0.24)